Contracts in Progress (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenue earned on uncompleted contracts	$ 390,847	$ 332,988
Less billings to date	(396,374)	(344,761)
Net overbilling	(5,527)	(11,773)
Costs and estimated earnings in excess of billings on uncompleted contracts	20,745	12,896
Billings in excess of costs and estimated earnings on uncompleted contracts	(26,272)	(24,669)
Net overbilling	$ (5,527)	$ (11,773)